SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 17, 2021	Feb. 12, 2021	Dec. 31, 2020	Sep. 30, 2020	Oct. 16, 2019
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase shares			1,071,429	1,071,429	1,071,429
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues		43,125,004
Subsequent Event [Member] | Series K Warrant Member
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.17
Warrant exercise term		5 years 6 months
Proceeds from issuance of common stock	$ 6,900,000
Financing costs	$ 700,000
Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Share price		$ 0.16
Proceeds from issuance of common stock		$ 6,900,000
Warrants issued to purchase shares		32,343,753
Subsequent Event [Member] | Placement Agent 2 Warrants Member
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.20
Warrants issued to purchase shares		3,234,375